CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Net Parent Investment	Accumulated Deficit
Balance, amount at Dec. 31, 2020	$ 50,347	$ 0	$ 0	$ 0	$ 50,347	$ 0
Net loss	(315,962)	0	0	0	(14,701)	(301,261)
Transfers from Parent	5,648	0	0	0	5,648	0
Issuance of note to former parent, Singlepoint Inc.	(41,294)	$ 0	0	0	(41,294)	0
Preferred stock distributed in connection with spinoff, April 7, 2021, shares		59,000,000
Preferred stock distributed in connection with spinoff, April 7, 2021, amount	0	$ 5,900	0	(5,900)	0	0
Preferred stock cancelled, shares		2,365,000
Preferred stock cancelled, amount	0	$ (237)	$ 0	237	0	0
Common stock distributed in connection with spinoff, April 7, 2021, shares			36,953,394
Common stock distributed in connection with spinoff, April 7, 2021, amount	0	0	$ 3,695	(3,695)	0	0
Common stock issued for cash, shares			150,000
Common stock issued for cash, amount	75,000	0	$ 15	74,985	0	0
Other	8,747	0	0	8,747	0	0
Balance, amount at Dec. 31, 2021	$ (217,514)	$ 5,663	$ 3,710	74,374	0	(301,261)
Balance, shares at Dec. 31, 2021	36,953,394	56,635,000	37,103,394
Net loss	$ (145,766)	$ 0	$ 0	0		(145,766)
Balance, amount at Mar. 31, 2022	$ (363,280)	$ 5,663	$ 3,710	74,374		(447,027)
Balance, shares at Mar. 31, 2022		56,635,000	37,103,394
Balance, shares at Dec. 31, 2021	36,953,394	56,635,000	37,103,394
Balance, amount at Dec. 31, 2021	$ (217,514)	$ 5,663	$ 3,710	74,374	0	(301,261)
Net loss	(540,037)					(540,037)
Common stock issued for cash, shares			325,000
Common stock issued for cash, amount	162,500	0	$ 32	162,468	0	0
Balance, amount at Dec. 31, 2022	(595,051)	$ 5,663	$ 3,742	236,842	$ 0	(841,298)
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Net loss	(230,212)	$ 0	$ 0	0		(230,212)
Common stock issued for cash, shares			725,000
Common stock issued for cash, amount	412,500	$ 0	$ 73	412,428		0
Share conversions, shares		(202,405)	5,060,125
Share conversions, amount	0	$ (20)	$ 506	(486)		0
Balance, amount at Mar. 31, 2023	$ (412,763)	$ 5,643	$ 4,321	$ 648,783		$ (1,071,510)
Balance, shares at Mar. 31, 2023		56,432,595	43,213,519